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Calamos Merger Arbitrage Fund
Calamos Merger Arbitrage Fund
Investment Objective
Calamos Merger Arbitrage Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 20 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 40 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos Merger Arbitrage Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos Merger Arbitrage Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	none
Other Expenses	[1]	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses		2.12%	2.87%	1.87%
Expense Reimbursement	[2]	(0.62%)	(0.62%)	(0.62%)
Total Annual Fund Operating Expenses After Reimbursement		1.50%	2.25%	1.25%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through October 31, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.50%, 2.25% and 1.25% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through October 31, 2026. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example - Calamos Merger Arbitrage Fund - USD ($)	One Year	Three Years
Class A	620	927
Class C	328	703
Class I	127	397

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Calamos Merger Arbitrage Fund - USD ($)	One Year	Three Years
Class A	620	927
Class C	228	703
Class I	127	397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

Principal Investment Strategies

The Fund utilizes an actively managed merger arbitrage strategy by establishing long and short positions in the securities of companies that are involved in significant corporate events or transactions, such as mergers, acquisitions and other buy-out transactions. The Fund seeks to achieve its investment objective by generating absolute, uncorrelated returns to equity and fixed income markets. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock, convertible securities, special purpose acquisition companies or similar special purpose entities (collectively, "SPACs"), preferred stock, corporate bonds, warrants and options of U.S. and non-U.S. companies (including in emerging markets) which are involved, or which Calamos Advisors believes will be involved, in a variety of significant corporate events including, but not limited to mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate transactions ("merger-arbitrage investments"). During market conditions when there are fewer corporate events or transactions as described above, the Fund may invest a significant portion of its assets in securities issued by the U.S. Government, its agencies or government-sponsored enterprises or cash and cash equivalents in anticipation of merger arbitrage investment opportunities.

The Fund's investment process focuses on identifying desirable risk-adjusted opportunities to capture the "spread" between the price at which a target company's stock trades following an announcement that it is to be acquired or participate in another corporate transaction and the ultimate price to be paid for such stock upon completion of the transaction. The Fund will establish short positions in securities of such companies. The Fund may seek to purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when Calamos Advisors believes it is likely that a transaction will not be consummated, the Fund may take short positions in such securities in order to seek to capture the difference attributable to the perceived market overvaluation of the acquisition target. The Fund may hold short positions in the target company and/or the acquiring company in a corporate transaction. In addition to holding a long position with respect to a company, part of the Fund's merger arbitrage strategy may include holding a short position to hedge risk in the Fund's portfolio.

The investment team utilizes both quantitative and fundamental research to identify those transactions which it believes provide desirable risk-adjusted opportunities. The fundamental research encompasses analysis of (i) the macro conditions that could influence the timing or probability of transaction completion, (ii) the specific facts and circumstances surrounding a transaction, and (iii) the valuation of the company as a standalone business in the event that the transaction is not consummated. While the team seeks to identify spreads that imply a mispriced transaction completion or duration risk, they will also look for other market-driven opportunities embedded in the "spread," including inefficiencies due to liquidity constraints in the arbitrage market or dislocations in merger spreads caused by other factors. The quantitative process consists of proprietary analysis surrounding both valuation (including valuation of derivatives on the equity of the target company) and other market conditions (e.g., liquidity).

The investment team will employ a variety of strategies to seek to manage the risks associated with the Fund's strategies, which may include investing across the capital structure of a company, most notably by investing in convertible securities (including synthetic convertible securities), other derivative instruments, including options, as well as corporate debt. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock.

The Fund may invest significantly in SPACs. A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The Fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. For purposes of the Fund's 80% policy discussed above, a SPAC is considered to be a merger-arbitrage investment throughout its life cycle.

The Fund may invest in certain companies that have alternative business structures, such as Master Limited Partnerships ("MLPs"). MLPs are publicly traded partnerships that trade on public securities exchanges similar to the shares of a corporation, without entity level taxation. In addition, the Fund may also invest in the real estate industry, including real estate investment trusts (REITs) and non-investment grade bonds (high yield or "junk bonds").

The Fund may invest up to 35% of its net assets in foreign securities, including securities in emerging markets. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund's investments in foreign securities include stocks of foreign companies that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

A synthetic convertible instrument is a financial instrument (or two or more securities held in tandem) that is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, the Fund may combine a basket of fixed-income securities with a basket of warrants or options that together produce economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may utilize derivatives to enhance return and yield potential and also for risk management purposes by buying or selling options to (i) pursue upside capture opportunities (ii) hedge downside risk or (iii) enhance portfolio yield. When seeking to generate income from option premiums, the Fund will write (sell) options, which could include the use of both call and put options. The Fund may write call options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and/or on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"). The Fund's ability to broadly diversify its holdings is impacted by the number of merger arbitrage opportunities that exist and, as a result, may not meet the tests for being classified as a diversified fund.

Principal Risks
Fund Performance

The Fund had not commenced operations as of the date of this prospectus. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: https://www.calamos.com/resources/.

Past performance (before and after taxes) is not an indication of future performance.